Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000051966 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust STOXX® European Select Dividend Index Fund
Class Name	First Trust STOXX® European Select Dividend Index Fund
Trading Symbol	FDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$31	0.59%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 226,089,776
Holdings Count | Holding	31
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$226,089,776
Total number of portfolio holdings	31
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Aker BP ASA	6.0%
Legal & General Group PLC	5.3%
Taylor Wimpey PLC	5.1%
Rio Tinto PLC	4.1%
ABN AMRO Bank N.V.	4.0%
AP Moller - Maersk A/S, Class A	4.0%
NN Group N.V.	3.9%
HSBC Holdings PLC	3.6%
Rubis S.C.A.	3.6%
Volkswagen AG	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Aker BP ASA	6.0%
Legal & General Group PLC	5.3%
Taylor Wimpey PLC	5.1%
Rio Tinto PLC	4.1%
ABN AMRO Bank N.V.	4.0%
AP Moller - Maersk A/S, Class A	4.0%
NN Group N.V.	3.9%
HSBC Holdings PLC	3.6%
Rubis S.C.A.	3.6%
Volkswagen AG	3.5%

C000051967 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Alerian Disruptive Technology Real Estate ETF
Class Name	First Trust Alerian Disruptive Technology Real Estate ETF
Trading Symbol	DTRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DTRE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$29	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 15,468,003
Holdings Count | Holding	31
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$15,468,003
Total number of portfolio holdings	31
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
American Tower Corp.	7.7%
Crown Castle, Inc.	7.5%
SBA Communications Corp.	7.0%
Prologis, Inc.	6.7%
Equinix, Inc.	5.4%
Digital Realty Trust, Inc.	5.0%
EastGroup Properties, Inc.	4.3%
First Industrial Realty Trust, Inc.	4.2%
STAG Industrial, Inc.	4.2%
Segro PLC	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
American Tower Corp.	7.7%
Crown Castle, Inc.	7.5%
SBA Communications Corp.	7.0%
Prologis, Inc.	6.7%
Equinix, Inc.	5.4%
Digital Realty Trust, Inc.	5.0%
EastGroup Properties, Inc.	4.3%
First Industrial Realty Trust, Inc.	4.2%
STAG Industrial, Inc.	4.2%
Segro PLC	4.2%

C000054156 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Global Select Dividend Index Fund
Class Name	First Trust Dow Jones Global Select Dividend Index Fund
Trading Symbol	FGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$28	0.56%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[3]
Net Assets	$ 592,355,690
Holdings Count | Holding	100
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$592,355,690
Total number of portfolio holdings	100
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enagas S.A.	1.9%
Kohl’s Corp.	1.8%
Phoenix Group Holdings PLC	1.7%
Spark New Zealand Ltd.	1.7%
BCE, Inc.	1.7%
Labrador Iron Ore Royalty Corp.	1.4%
Peyto Exploration & Development Corp.	1.4%
AP Moller - Maersk A/S, Class A	1.3%
Henderson Land Development Co., Ltd.	1.3%
Western Union (The) Co.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enagas S.A.	1.9%
Kohl’s Corp.	1.8%
Phoenix Group Holdings PLC	1.7%
Spark New Zealand Ltd.	1.7%
BCE, Inc.	1.7%
Labrador Iron Ore Royalty Corp.	1.4%
Peyto Exploration & Development Corp.	1.4%
AP Moller - Maersk A/S, Class A	1.3%
Henderson Land Development Co., Ltd.	1.3%
Western Union (The) Co.	1.3%

C000066484 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global Wind Energy ETF
Class Name	First Trust Global Wind Energy ETF
Trading Symbol	FAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$27	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 130,402,542
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$130,402,542
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Orsted A/S	7.5%
Vestas Wind Systems A/S	7.4%
Northland Power, Inc.	7.3%
EDP Renovaveis S.A.	5.6%
China Longyuan Power Group Corp., Ltd., Class H	4.6%
Nordex SE	4.3%
Boralex, Inc., Class A	3.7%
RBC Dominion Securities, Inc.	3.2%
Citigroup, Inc.	3.0%
Century Iron & Steel Industrial Co., Ltd.	2.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Orsted A/S	7.5%
Vestas Wind Systems A/S	7.4%
Northland Power, Inc.	7.3%
EDP Renovaveis S.A.	5.6%
China Longyuan Power Group Corp., Ltd., Class H	4.6%
Nordex SE	4.3%
Boralex, Inc., Class A	3.7%
RBC Dominion Securities, Inc.	3.2%
Citigroup, Inc.	3.0%
Century Iron & Steel Industrial Co., Ltd.	2.5%

C000071160 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Alerian U.S. NextGen Infrastructure ETF
Class Name	First Trust Alerian U.S. NextGen Infrastructure ETF
Trading Symbol	RBLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RBLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$32	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 13,145,672
Holdings Count | Holding	102
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$13,145,672
Total number of portfolio holdings	102
Portfolio turnover rate	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Consolidated Edison, Inc.	1.3%
Okta, Inc.	1.3%
American Tower Corp.	1.2%
Exelon Corp.	1.2%
American Water Works Co., Inc.	1.2%
VeriSign, Inc.	1.2%
Crown Castle, Inc.	1.2%
American Electric Power Co., Inc.	1.2%
CenterPoint Energy, Inc.	1.2%
WEC Energy Group, Inc.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Consolidated Edison, Inc.	1.3%
Okta, Inc.	1.3%
American Tower Corp.	1.2%
Exelon Corp.	1.2%
American Water Works Co., Inc.	1.2%
VeriSign, Inc.	1.2%
Crown Castle, Inc.	1.2%
American Electric Power Co., Inc.	1.2%
CenterPoint Energy, Inc.	1.2%
WEC Energy Group, Inc.	1.2%

C000081044 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Class Name	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Trading Symbol	GRID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GRID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$26	0.56%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.56%	[6]
Net Assets	$ 2,009,750,683
Holdings Count | Holding	108
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,009,750,683
Total number of portfolio holdings	108
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
National Grid PLC	8.8%
ABB Ltd.	7.9%
Schneider Electric SE	7.8%
Johnson Controls International PLC	7.7%
Eaton Corp. PLC	7.6%
Quanta Services, Inc.	4.0%
Hubbell, Inc.	3.6%
Prysmian S.p.A.	3.5%
Aptiv PLC	2.8%
Terna-Rete Elettrica Nazionale	2.7%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
National Grid PLC	8.8%
ABB Ltd.	7.9%
Schneider Electric SE	7.8%
Johnson Controls International PLC	7.7%
Eaton Corp. PLC	7.6%
Quanta Services, Inc.	4.0%
Hubbell, Inc.	3.6%
Prysmian S.p.A.	3.5%
Aptiv PLC	2.8%
Terna-Rete Elettrica Nazionale	2.7%

C000087410 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Natural Resources Income ETF
Class Name	First Trust Indxx Global Natural Resources Income ETF
Trading Symbol	FTRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[7]
Net Assets	$ 91,386,563
Holdings Count | Holding	52
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$91,386,563
Total number of portfolio holdings	52
Portfolio turnover rate	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Agnico Eagle Mines Ltd.	9.2%
Canadian Natural Resources Ltd.	9.0%
Freeport-McMoRan, Inc.	8.8%
American Water Works Co., Inc.	5.9%
RBC Dominion Securities, Inc.	4.5%
JPMorgan Chase & Co.	4.4%
Ecopetrol S.A., ADR	4.2%
Weyerhaeuser Co.	3.9%
Nutrien Ltd.	3.8%
Kinross Gold Corp.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Agnico Eagle Mines Ltd.	9.2%
Canadian Natural Resources Ltd.	9.0%
Freeport-McMoRan, Inc.	8.8%
American Water Works Co., Inc.	5.9%
RBC Dominion Securities, Inc.	4.5%
JPMorgan Chase & Co.	4.4%
Ecopetrol S.A., ADR	4.2%
Weyerhaeuser Co.	3.9%
Nutrien Ltd.	3.8%
Kinross Gold Corp.	3.3%

C000087411 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Agriculture ETF
Class Name	First Trust Indxx Global Agriculture ETF
Trading Symbol	FTAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$34	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[8]
Net Assets	$ 5,827,494
Holdings Count | Holding	47
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$5,827,494
Total number of portfolio holdings	47
Portfolio turnover rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deere & Co.	9.9%
Corteva, Inc.	9.8%
BASF SE	8.9%
Mahindra & Mahindra Ltd.	8.7%
Nutrien Ltd.	4.4%
Industries Qatar QSC	4.4%
Bayer AG	4.3%
Wilmar International Ltd.	3.8%
CNH Industrial N.V.	3.7%
Kubota Corp.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Deere & Co.	9.9%
Corteva, Inc.	9.8%
BASF SE	8.9%
Mahindra & Mahindra Ltd.	8.7%
Nutrien Ltd.	4.4%
Industries Qatar QSC	4.4%
Bayer AG	4.3%
Wilmar International Ltd.	3.8%
CNH Industrial N.V.	3.7%
Kubota Corp.	3.4%

C000092838 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx NextG ETF
Class Name	First Trust Indxx NextG ETF
Trading Symbol	NXTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NXTG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$34	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[9]
Net Assets	$ 340,030,429
Holdings Count | Holding	105
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$340,030,429
Total number of portfolio holdings	105
Portfolio turnover rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Xiaomi Corp., Class B	2.0%
ZTE Corp., Class H	1.6%
NEC Corp.	1.6%
Nokia Oyj, ADR	1.5%
BT Group PLC	1.4%
Elisa Oyj	1.4%
Sony Group Corp.	1.4%
Lenovo Group Ltd.	1.4%
American Tower Corp.	1.4%
Kyocera Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Xiaomi Corp., Class B	2.0%
ZTE Corp., Class H	1.6%
NEC Corp.	1.6%
Nokia Oyj, ADR	1.5%
BT Group PLC	1.4%
Elisa Oyj	1.4%
Sony Group Corp.	1.4%
Lenovo Group Ltd.	1.4%
American Tower Corp.	1.4%
Kyocera Corp.	1.4%

C000101722 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-NetworkFuture Vehicles & Technology ETF
Class Name	First Trust S-NetworkFuture Vehicles & Technology ETF
Trading Symbol	CARZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CARZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$34	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[10]
Net Assets	$ 29,614,539
Holdings Count | Holding	102
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$29,614,539
Total number of portfolio holdings	102
Portfolio turnover rate	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.0%
QUALCOMM, Inc.	4.6%
Texas Instruments, Inc.	4.5%
Toyota Motor Corp.	4.5%
Apple, Inc.	4.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8%
Alphabet, Inc., Class A	3.8%
NVIDIA Corp.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.0%
QUALCOMM, Inc.	4.6%
Texas Instruments, Inc.	4.5%
Toyota Motor Corp.	4.5%
Apple, Inc.	4.4%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8%
Alphabet, Inc., Class A	3.8%
NVIDIA Corp.	3.7%

C000102221 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Cloud Computing ETF
Class Name	First Trust Cloud Computing ETF
Trading Symbol	SKYY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SKYY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[11]
Net Assets	$ 3,087,588,579
Holdings Count | Holding	64
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,087,588,579
Total number of portfolio holdings	64
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	4.5%
Microsoft Corp.	4.3%
Alphabet, Inc., Class A	4.2%
Nutanix, Inc., Class A	4.1%
Amazon.com, Inc.	4.1%
Pure Storage, Inc., Class A	3.9%
Oracle Corp.	3.8%
Arista Networks, Inc.	3.8%
Akamai Technologies, Inc.	3.0%
Cisco Systems, Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
International Business Machines Corp.	4.5%
Microsoft Corp.	4.3%
Alphabet, Inc., Class A	4.2%
Nutanix, Inc., Class A	4.1%
Amazon.com, Inc.	4.1%
Pure Storage, Inc., Class A	3.9%
Oracle Corp.	3.8%
Arista Networks, Inc.	3.8%
Akamai Technologies, Inc.	3.0%
Cisco Systems, Inc.	2.9%

C000146603 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Equity Opportunities ETF
Class Name	First Trust International Equity Opportunities ETF
Trading Symbol	FPXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$34	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[12]
Net Assets	$ 129,928,149
Holdings Count | Holding	52
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$129,928,149
Total number of portfolio holdings	52
Portfolio turnover rate	59%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	7.3%
Spotify Technology S.A.	6.5%
ARM Holdings PLC, ADR	5.2%
Caixa Seguridade Participacoes S.A.	5.2%
Gen Digital, Inc.	4.2%
Trip.com Group Ltd., ADR	4.1%
Krafton, Inc.	3.7%
Agnico Eagle Mines Ltd.	3.6%
Pop Mart International Group Ltd.	3.6%
Constellation Software, Inc.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd., ADR	7.3%
Spotify Technology S.A.	6.5%
ARM Holdings PLC, ADR	5.2%
Caixa Seguridade Participacoes S.A.	5.2%
Gen Digital, Inc.	4.2%
Trip.com Group Ltd., ADR	4.1%
Krafton, Inc.	3.7%
Agnico Eagle Mines Ltd.	3.6%
Pop Mart International Group Ltd.	3.6%
Constellation Software, Inc.	3.2%

C000159087 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Cybersecurity ETF
Class Name	First Trust Nasdaq Cybersecurity ETF
Trading Symbol	CIBR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CIBR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$30	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[13]
Net Assets	$ 7,875,203,238
Holdings Count | Holding	35
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,875,203,238
Total number of portfolio holdings	35
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cisco Systems, Inc.	8.0%
Infosys Ltd., ADR	7.5%
CrowdStrike Holdings, Inc., Class A	7.5%
Palo Alto Networks, Inc.	7.4%
Broadcom, Inc.	7.0%
Thales S.A.	5.5%
Okta, Inc.	4.5%
Leidos Holdings, Inc.	4.3%
Check Point Software Technologies Ltd.	4.3%
Zscaler, Inc.	4.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cisco Systems, Inc.	8.0%
Infosys Ltd., ADR	7.5%
CrowdStrike Holdings, Inc., Class A	7.5%
Palo Alto Networks, Inc.	7.4%
Broadcom, Inc.	7.0%
Thales S.A.	5.5%
Okta, Inc.	4.5%
Leidos Holdings, Inc.	4.3%
Check Point Software Technologies Ltd.	4.3%
Zscaler, Inc.	4.2%

C000204700 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IPOX® Europe Equity Opportunities ETF
Class Name	First Trust IPOX® Europe Equity Opportunities ETF
Trading Symbol	FPXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$34	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[14]
Net Assets	$ 3,863,219
Holdings Count | Holding	104
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,863,219
Total number of portfolio holdings	104
Portfolio turnover rate	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Gen Digital, Inc.	4.9%
Nordnet AB publ	3.5%
Technip Energies N.V.	3.5%
Spotify Technology S.A.	3.5%
ARM Holdings PLC, ADR	3.4%
Lottomatica Group S.p.A.	3.1%
Siemens Energy AG	2.9%
Haleon PLC	2.8%
Cie de Saint-Gobain S.A.	2.5%
IONOS Group SE	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Gen Digital, Inc.	4.9%
Nordnet AB publ	3.5%
Technip Energies N.V.	3.5%
Spotify Technology S.A.	3.5%
ARM Holdings PLC, ADR	3.4%
Lottomatica Group S.p.A.	3.1%
Siemens Energy AG	2.9%
Haleon PLC	2.8%
Cie de Saint-Gobain S.A.	2.5%
IONOS Group SE	2.3%

C000205597 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones International Internet ETF
Class Name	First Trust Dow Jones International Internet ETF
Trading Symbol	FDNI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDNI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[15]
Net Assets	$ 38,617,285
Holdings Count | Holding	40
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$38,617,285
Total number of portfolio holdings	40
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	10.2%
Alibaba Group Holding Ltd.	10.1%
Shopify, Inc., Class A	9.0%
Meituan, Class B	8.7%
Spotify Technology S.A.	4.9%
JD.com, Inc., Class A	4.8%
Prosus N.V.	4.8%
PDD Holdings, Inc., ADR	4.7%
Naspers Ltd., Class N	4.6%
Adyen N.V.	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	10.2%
Alibaba Group Holding Ltd.	10.1%
Shopify, Inc., Class A	9.0%
Meituan, Class B	8.7%
Spotify Technology S.A.	4.9%
JD.com, Inc., Class A	4.8%
Prosus N.V.	4.8%
PDD Holdings, Inc., ADR	4.7%
Naspers Ltd., Class N	4.6%
Adyen N.V.	4.3%

C000234334 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Metaverse ETF
Class Name	First Trust Indxx Metaverse ETF
Trading Symbol	ARVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ARVR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[16]
Net Assets	$ 3,798,243
Holdings Count | Holding	42
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$3,798,243
Total number of portfolio holdings	42
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Xiaomi Corp., Class B	4.5%
Tencent Holdings Ltd.	4.0%
Sony Group Corp.	3.8%
Nintendo Co., Ltd.	3.7%
Intel Corp.	3.5%
Take-Two Interactive Software, Inc.	3.5%
NetEase, Inc.	3.4%
Netflix, Inc.	3.3%
Electronic Arts, Inc.	3.1%
Nexon Co., Ltd.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Xiaomi Corp., Class B	4.5%
Tencent Holdings Ltd.	4.0%
Sony Group Corp.	3.8%
Nintendo Co., Ltd.	3.7%
Intel Corp.	3.5%
Take-Two Interactive Software, Inc.	3.5%
NetEase, Inc.	3.4%
Netflix, Inc.	3.3%
Electronic Arts, Inc.	3.1%
Nexon Co., Ltd.	3.0%

C000234707 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Lux Digital Health Solutions ETF
Class Name	First Trust Nasdaq Lux Digital Health Solutions ETF
Trading Symbol	EKG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EKG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$31	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[17]
Net Assets	$ 2,353,417
Holdings Count | Holding	38
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$2,353,417
Total number of portfolio holdings	38
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veeva Systems, Inc., Class A	9.1%
ResMed, Inc.	8.5%
IQVIA Holdings, Inc.	8.3%
Intuitive Surgical, Inc.	7.6%
Dexcom, Inc.	6.8%
QIAGEN N.V.	4.4%
Hologic, Inc.	4.3%
Insulet Corp.	4.3%
Globus Medical, Inc., Class A	4.0%
Natera, Inc.	4.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems, Inc., Class A	9.1%
ResMed, Inc.	8.5%
IQVIA Holdings, Inc.	8.3%
Intuitive Surgical, Inc.	7.6%
Dexcom, Inc.	6.8%
QIAGEN N.V.	4.4%
Hologic, Inc.	4.3%
Insulet Corp.	4.3%
Globus Medical, Inc., Class A	4.0%
Natera, Inc.	4.0%

C000240529 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Emerging Market Democracies ETF
Class Name	First Trust Bloomberg Emerging Market Democracies ETF
Trading Symbol	EMDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$37	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[18]
Net Assets	$ 7,589,704
Holdings Count | Holding	101
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$7,589,704
Total number of portfolio holdings	101
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Samsung Electronics Co., Ltd.	6.5%
Naspers Ltd., Class N	6.5%
Grupo Mexico S.A.B. de C.V., Series B	4.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	3.8%
Petroleo Brasileiro S.A.	3.6%
FirstRand Ltd.	3.2%
OTP Bank Nyrt	3.2%
Standard Bank Group Ltd.	2.9%
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.1%
Samsung Electronics Co., Ltd.	6.5%
Naspers Ltd., Class N	6.5%
Grupo Mexico S.A.B. de C.V., Series B	4.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	3.8%
Petroleo Brasileiro S.A.	3.6%
FirstRand Ltd.	3.2%
OTP Bank Nyrt	3.2%
Standard Bank Group Ltd.	2.9%
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	2.6%

C000245005 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Human Flourishing ETF
Class Name	First Trust Emerging Markets Human Flourishing ETF
Trading Symbol	FTHF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$37	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[19]
Net Assets	$ 39,304,193
Holdings Count | Holding	101
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$39,304,193
Total number of portfolio holdings	101
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.8%
Samsung Electronics Co., Ltd.	7.1%
Gold Fields Ltd.	4.3%
Itau Unibanco Holding S.A.	3.6%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
WEG S.A.	2.8%
ORLEN S.A.	2.4%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.3%
FirstRand Ltd.	2.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.8%
Samsung Electronics Co., Ltd.	7.1%
Gold Fields Ltd.	4.3%
Itau Unibanco Holding S.A.	3.6%
Wal-Mart de Mexico S.A.B. de C.V.	3.3%
WEG S.A.	2.8%
ORLEN S.A.	2.4%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.3%
FirstRand Ltd.	2.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.	1.9%

C000253539 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BloombergArtificial Intelligence ETF
Class Name	First Trust BloombergArtificial Intelligence ETF
Trading Symbol	FAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) for the period of November 20, 2024 (commencement of investment operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Artificial Intelligence ETF	$22(1)	0.65%(2)
(1)	The Fund commenced investment operations on November 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 22	[20]
Expense Ratio, Percent	0.65%	[21]
Net Assets	$ 8,078,141
Holdings Count | Holding	50
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2025)
Fund net assets	$8,078,141
Total number of portfolio holdings	50
Portfolio turnover rate	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Meta Platforms, Inc., Class A	8.9%
Microsoft Corp.	8.3%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
NVIDIA Corp.	7.0%
Palantir Technologies, Inc., Class A	4.9%
ASML Holding N.V.	4.4%
Adobe, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Oracle Corp.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc., Class A	8.9%
Microsoft Corp.	8.3%
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	7.5%
NVIDIA Corp.	7.0%
Palantir Technologies, Inc., Class A	4.9%
ASML Holding N.V.	4.4%
Adobe, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
Oracle Corp.	3.9%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	The Fund commenced investment operations on November 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[21]	Annualized.